SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated March 4, 2009 to the
Class A Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Tax-Managed Small Cap Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Adviser for the Tax-Managed Small Cap Fund

In the sub-section entitled "Tax-Managed Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-553 (03/09)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund

Supplement Dated March 4, 2009
to the Class I Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class I Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-554 (03/09)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated March 4, 2009
to the Class G Shares Prospectus Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the Class G Shares Prospectus, and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Tax-Managed Small Cap Funds.

Change in Sub-Adviser for the Small Cap Growth Fund

In the sub-section entitled "Small Cap Growth Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Small Cap Growth Fund.

Change in Sub-Adviser for the Tax-Managed Small Cap Fund

In the sub-section entitled "Tax-Managed Small Cap Fund" under the section entitled "Sub-Advisers and Portfolio Managers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

There are no other changes in the portfolio management of the Tax-Managed Small Cap Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-555 (03/09)

SEI INSTITUTIONAL MANAGED TRUST

Small Cap Growth Fund
Tax-Managed Small Cap Fund

Supplement Dated March 4, 2009
to the Statement of Additional Information ("SAI") Dated January 31, 2009

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with such SAI.

Change in Sub-Adviser for the Small Cap Growth and Tax-Managed Small Cap Funds

The SAI is hereby amended and supplemented to reflect the following changes in the portfolio management of the Small Cap Growth and Tax-Managed Small Cap Funds. In the sub-section entitled "The Sub-Advisers" under the section entitled "The Adviser and the Sub-Advisers," the paragraph relating to Mazama Capital Management, Inc. is hereby deleted.

In addition, in the sub-section entitled "Portfolio Management" under the section entitled "The Adviser and Sub-Advisers," the paragraphs relating to Mazama Capital Management, Inc. are hereby deleted.

There are no other changes in the portfolio management of the Small Cap Growth and Tax-Managed Small Cap Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-556 (03/09)